Stock-Based Compensation - Changes in Capital Surplus (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation	$ 1,713	$ 1,302	$ 5,541	$ 6,700
Shares withheld for taxes	(1,508)	(950)	(1,840)	(1,170)
Capital surplus increase	$ 205	$ 352	$ 3,701	$ 5,530